Acquistions Schedule of Purchase Price Allocation (Details) - USD ($) $ in Millions	Aug. 02, 2015	Jun. 29, 2015	Aug. 03, 2014	Aug. 08, 2013	Jul. 28, 2013	Jun. 13, 2013	Aug. 06, 2012
Business Acquisition [Line Items]
Goodwill	$ 2,344		$ 2,433		$ 2,297
Garden Fresh Gourmet [Member]
Business Acquisition [Line Items]
Cash and cash equivalents		$ 0
Accounts receivable, net		10
Inventories		5
Other current assets		0
Plant assets		22
Goodwill		116
Other intangible assets		86
Other noncurrent assets		0
Short-term borrowings		0
Payable to suppliers and others		(6)
Accrued liabilities		(1)
Long-term debt		0
Deferred taxes		0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities		0
Total assets acquired and liabilities assumed		$ 232
Kelsen [Member]
Business Acquisition [Line Items]
Cash and cash equivalents				$ 2
Accounts receivable, net				20
Inventories				50
Other current assets				2
Plant assets				47
Goodwill				140
Other intangible assets				173
Other noncurrent assets				0
Short-term borrowings				(32)
Payable to suppliers and others				(13)
Accrued liabilities				(10)
Long-term debt				(4)
Deferred taxes				(44)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities				0
Total assets acquired and liabilities assumed				$ 331
Plum [Member]
Business Acquisition [Line Items]
Cash and cash equivalents						$ 1
Accounts receivable, net						15
Inventories						20
Other current assets						1
Plant assets						2
Goodwill						128
Other intangible assets						133
Other noncurrent assets						0
Short-term borrowings						0
Payable to suppliers and others						(12)
Accrued liabilities						(5)
Long-term debt						0
Deferred taxes						(34)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities						0
Total assets acquired and liabilities assumed						$ 249
Bolthouse Farms [Member]
Business Acquisition [Line Items]
Cash and cash equivalents							$ 3
Accounts receivable, net							74
Inventories							122
Other current assets							8
Plant assets							335
Goodwill							692
Other intangible assets							580
Other noncurrent assets							8
Short-term borrowings							(1)
Payable to suppliers and others							(59)
Accrued liabilities							(29)
Long-term debt							(1)
Deferred taxes							(156)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities							(15)
Total assets acquired and liabilities assumed							$ 1,561